T. ROWE PRICE Target 2035 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 30.3%
T. Rowe Price Funds:
New Income Fund  39,799 12,554 5,070 5,926,842 46,941
Limited Duration Inflation
Focused Bond Fund  34,644 12,589 4,231 9,293,887 42,659
International Bond Fund (USD
Hedged)  14,288 1,953 2,135 1,811,369 15,215
U.S. Treasury Long-Term Index
Fund  14,533 3,157 2,165 1,993,030 14,928
Dynamic Global Bond Fund  9,896 2,444 1,731 1,373,367 10,630
Emerging Markets Bond Fund  7,810 2,842 1,125 1,149,132 10,365
High Yield Fund  7,432 2,741 984 1,649,064 9,663
Floating Rate Fund  3,620 535 718 384,017 3,568
Total Bond Mutual Funds (Cost $169,173) 153,969
EQUITY MUTUAL FUNDS 67.3%
T. Rowe Price Funds:
Growth Stock Fund  53,220 6,219 15,681 569,505 54,946
Value Fund  48,078 6,220 7,640 1,227,150 54,608
U.S. Large-Cap Core Fund  16,932 14,856 2,321 922,409 35,983
Equity Index 500 Fund  30,274 12,107 15,795 227,982 30,616
Overseas Stock Fund  25,768 3,269 3,448 2,176,525 27,598
International Value Equity Fund  21,831 3,114 3,011 1,484,534 24,035
International Stock Fund  21,877 3,003 3,186 1,228,166 23,826
Real Assets Fund  13,914 7,957 1,833 1,529,974 20,808
Mid-Cap Growth Fund  11,924 2,032 1,562 131,824 14,075
Mid-Cap Value Fund  10,675 1,932 1,731 381,292 12,487
Emerging Markets Discovery
Stock Fund  9,696 1,251 1,859 747,877 9,820
Small-Cap Stock Fund  7,768 1,128 1,084 151,048 8,996
Emerging Markets Stock Fund  8,358 1,192 1,629 236,937 8,094
Small-Cap Value Fund  6,478 921 660 145,901 7,563
New Horizons Fund (2) 5,184 505 625 101,519 6,071
U.S. Equity Research Fund  11,653 605 10,613 43,284 2,177
Total Equity Mutual Funds (Cost $267,204) 341,703
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  49 14,732 14,712 676 67
Total Other Mutual Funds (Cost $67) 67

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 14,860 30,935 33,546 12,249,034 12,249
Total Short-Term Investments (Cost $12,249) 12,249
Total Investments in Securities 100.0%
(Cost $448,693) $ 507,988
Other Assets Less Liabilities (0.0)% (201)
Net Assets 100.0% $ 507,787
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (153) $ 21 $ —
Emerging Markets Bond Fund  (170) 838 436
Emerging Markets Discovery Stock Fund  (174) 732 384
Emerging Markets Stock Fund  (176) 173 209
Equity Index 500 Fund  2,796 4,030 373
Floating Rate Fund  (28) 131 244
Growth Stock Fund  1,943 11,188 190
High Yield Fund  (82) 474 483
International Bond Fund (USD Hedged)  (201) 1,109 —
International Stock Fund  (25) 2,132 418
International Value Equity Fund  152 2,101 830
Limited Duration Inflation Focused Bond Fund  (330) (343) 1,653
Mid-Cap Growth Fund  738 1,681 98
Mid-Cap Value Fund  746 1,611 216
New Horizons Fund  (64) 1,007 —
New Income Fund  (569) (342) 1,452
Overseas Stock Fund  57 2,009 762
Real Assets Fund  (89) 770 495
Small-Cap Stock Fund  230 1,184 87
Small-Cap Value Fund  167 824 101
Transition Fund  (95) (2) 15
U.S. Equity Research Fund  661 532 54
U.S. Large-Cap Core Fund  122 6,516 309
U.S. Treasury Long-Term Index Fund  (639) (597) 422
Value Fund  942 7,950 1,018
U.S. Treasury Money Fund, 5.40% — — 551
Totals $ 5,759# $ 45,729 $ 10,800+
# Capital gain distributions from underlying Price funds represented $4,477 of the net realized gain (loss).
+ Investment income comprised $10,800 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2035 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Target 2035 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F195-054Q3 02/24